CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Comprehensive Income [Abstract]
Net earnings	$ 1,961	$ 1,828
Other comprehensive (loss) income
Unrealized foreign currency translation (losses) gains, net of hedging activities and income tax (expense) recovery of $(7) million and $14 million, respectively	(950)	1,561
Other, net of income tax recovery (expense) of $9 million and $(3) million, respectively	(26)	9
Other comprehensive income (loss), before reclassification	(976)	1,570
Derecognition of foreign currency translation amount on dispositions (Note 19)	(86)	0
Other comprehensive income (loss)	(1,062)	1,570
Comprehensive income	899	3,398
Comprehensive income attributable to:
Non-controlling interests	66	304
Preference equity shareholders (Note 18)	85	74
Common equity shareholders	748	3,020
Comprehensive income	$ 899	$ 3,398